Product Warranty (Tables)	12 Months Ended
Mar. 01, 2014
Change in Company's Warranty Expense, Actual Warranty Experience and Accrued Warranty Obligations
The change in the Company’s warranty expense and actual warranty experience from February 26, 2011 to March 1, 2014 as well as the accrued warranty obligations are set forth in the following table:

Accrued warranty obligations as at February 26, 2011	$459
Actual warranty experience during fiscal 2012	(685)
Fiscal 2012 warranty provision	622
Adjustments for changes in estimate	12
Accrued warranty obligations as at March 3, 2012	408
Actual warranty experience during fiscal 2013	(474)
Fiscal 2013 warranty provision	392
Adjustments for changes in estimate	(8)
Accrued warranty obligations as at March 2, 2013	318
Actual warranty experience during fiscal 2014	(357)
Fiscal 2014 warranty provision	270
Adjustments for changes in estimate	(27)
Accrued warranty obligations as at March 1, 2014	$204